CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Knoll, Inc. Stockholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2017		$ 358.7	$ 0.5	$ 54.5	$ 347.3	$ (43.8)	$ 358.5	$ 0.2
Increase (Decrease) in Stockholders' Equity
Net earnings		73.3			73.3		73.3
Adoption of ASU 2018-02	[1]				4.7	(4.7)
Other comprehensive loss		(19.9)				(19.9)	(19.9)
Stock-based compensation		8.7		8.7			8.7
Dividends declared on common stock		(29.9)			(29.9)		(29.9)
Purchase of common stock		(4.4)		(4.4)			(4.4)
Ending Balance at Dec. 31, 2018		386.5	0.5	58.8	395.4	(68.4)	386.3	0.2
Increase (Decrease) in Stockholders' Equity
Net earnings		67.5			67.5		67.5
Other comprehensive loss		(1.0)				(1.0)	(1.0)
Stock-based compensation		10.8		10.8			10.8
Dividends declared on common stock		(33.2)			(33.2)		(33.2)
Purchase of common stock		(3.3)		(3.3)			(3.3)
Other		0.3		0.5			0.5	(0.2)
Ending Balance at Dec. 31, 2019		427.6	0.5	66.8	429.7	(69.4)	427.6	0.0
Increase (Decrease) in Stockholders' Equity
Net earnings		7.7			7.7		7.7
Other comprehensive loss		23.6				23.6	23.6
Stock-based compensation		12.9		12.9			12.9
Dividends declared on common stock		(16.4)			(16.4)		(16.4)
Dividends declared on preferred stock	[2]	(3.3)			(3.3)		(3.3)
Purchase of common stock		(4.3)		(4.3)			(4.3)
Ending Balance at Dec. 31, 2020		$ 447.8	$ 0.5	$ 75.4	$ 417.7	$ (45.8)	$ 447.8	$ 0.0

[1]	Impact of the Tax Cuts and Jobs Act ("TCJA") of 2017 on AOCL
[2]	The Company exercised its payable in kind ("PIK") option in connection with all dividends paid to the holders of the Series A Preferred Stock during 2020.